USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited)

Besides the following listed Commodity Futures Contracts and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2024.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2024:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Lead Futures LL, April 2024 contracts	19	$991,682	Apr-24	$(26,520)	(0.2)%
LME Tin Futures LT, April 2024 contracts	8	1,053,840	Apr-24	48,280	0.3%
ICE Low Sulphur Gasoil Futures QS, May 2024 contracts	14	1,131,875	May-24	(675)	(0.0	)%(a)
LME Tin Futures LT, May 2024 contracts	8	1,105,120	May-24	720	0.0	%(b)
ICE Brent Crude Futures CO, November 2024 contracts	13	1,024,970	Sep-24	55,460	0.3%
	62	5,307,487		77,265	0.4%
United States Contracts
NYMEX NY Harbour ULSD Futures HO, June 2024 contracts	10	1,099,169	May-24	1,105	0.0	%(b)
COMEX Gold 100 OZ Futures GC, June 2024 contracts	5	1,104,770	Jun-24	14,430	0.1%
CME Live Cattle Futures LC, June 2024 contracts	15	1,078,650	Jun-24	2,850	0.0	%(b)
ICE Sugar #11 Futures SB, July 2024 contracts	46	1,129,800	Jun-24	11,368	0.1%
ICE Cotton Futures CT, July 2024 contracts	24	1,109,435	Jul-24	(5,795)	(0.0	)%(a)
ICE Cocoa Futures CC, July 2024 contracts	12	1,105,650	Jul-24	11,070	0.1%
ICE Coffee Futures KC, July 2024 contracts	16	1,125,150	Jul-24	3,150	0.0	%(b)
COMEX Copper Futures HG, July 2024 contracts	11	1,110,687	Jul-24	38	0.0	%(b)
CBOT Soybean Futures S, August 2024 contracts	18	1,088,313	Aug-24	(4,938)	(0.0	)%(a)
NYMEX RBOB Gasoline Futures RB, September 2024 contracts	10	1,051,827	Aug-24	7,497	0.0	%(b)
NYMEX WTI Crude Oil Futures CL, October 2024 contracts	14	1,050,290	Sep-24	59,770	0.4%
	181	12,053,741		100,545	0.7%
Open Commodity Futures Contracts - Short(c)
Foreign Contracts
LME Lead Futures LL, April 2024 contracts	19	(949,758)	Apr-24	(15,404)	(0.1)%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Foreign Contracts (continued)
LME Tin Futures LT, April 2024 contracts	8	$(1,101,510)	Apr-24	$(610)	(0.0	)%(a)
	27	(2,051,268)		(16,014)	(0.1)%
Total Open Commodity Futures Contracts(d)	270	$15,309,960		$161,796	1.0%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.29%, 4/04/2024	400,000	$399,826	2.6%
5.28%, 4/11/2024	350,000	349,493	2.2%
5.27%, 4/18/2024	250,000	249,385	1.6%
5.28%, 5/02/2024	430,000	428,067	2.7%
5.35%, 5/07/2024	550,000	547,109	3.5%
5.36%, 5/14/2024	550,000	546,545	3.5%
5.35%, 5/21/2024	350,000	347,445	2.2%
5.27%, 6/27/2024	250,000	246,852	1.6%
Total Treasury Obligations
(Cost $3,114,722)		$3,114,722	19.9%
Total Investments
(Cost $3,114,722)		$3,276,518	20.9%
Other Assets in Excess of Liabilities		12,361,702	79.1%
Total Net Assets		$15,638,220	100.0%

(a)	Position represents greater than (0.05)%.
(b)	Position represents less than 0.05%.
(c)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position
(e.g., due to a redemption or to reflect a rebalancing of the SDCI).
(d)	Collateral amounted to $1,480,418 on open commodity futures contracts.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

Summary of Investments by Country^
United States	98.1%
United Kingdom	1.9
100.0%

Summary of Investments by Sector^
Government	100.0%

^	As a percentage of total investments.